OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
Other Current Liabilities	OTHER CURRENT LIABILITIES
Other current liabilities includes the following:

(in thousands of $)	June 30,	December 31,
	2021	2020
Accrued expenses	(15,113)	(14,013)
Deferred charter revenue	(21,606)	(25,341)
Other current liabilities	(2,971)	(57)
Provisions	(934)	(836)
Total other current liabilities	(40,624)	(40,247)